Fees Summary	Mar. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,730,700
Previously Paid Amount	0.00
Total Fee Amount	2,586.71
Total Offset Amount	0.00
Net Fee	2,586.71
Narrative - Max Aggregate Offering Price	$ 18,730,700
Final Prospectus	true